SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 25,344,005	$ 33,544,341
Additions
Impairments	(5,462,000)	(8,200,336)
Cost, ending balance	19,882,005	25,344,005
Accumulated amortization, beginning balance	81,238	81,238
Amortization
Accumulated amortization, ending balance	81,238	81,238
Accumulated amortization, Net book value	19,800,767	25,262,767
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	81,238	81,238
Additions
Impairments
Cost, ending balance	81,238	81,238
Accumulated amortization, beginning balance	81,238	81,238
Amortization
Accumulated amortization, ending balance	81,238	81,238
Accumulated amortization, Net book value
Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	25,262,767	33,463,103
Additions
Impairments	(5,462,000)	(8,200,336)
Cost, ending balance	19,800,767	25,262,767
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Accumulated amortization, Net book value	$ 19,800,767	$ 25,262,767